StepStone Private Infrastructure Fund

Consolidated Schedule of Investments
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote
Co-Investments - Non-Controlled/Non-Affiliated - 12.8% of NAV					1,2,3,4
Europe - 4.3% of NAV
EQT Active Core Infrastructure Co-Investment (G) SCSP	Infrastructure Assets	03/24/2025	$12,987,469	$13,598,684	*
KKR Devonshire Co-Invest L.P.	Infrastructure Assets	03/26/2025	5,125,155	5,434,001	*
KKR Optics Co-Invest Blocker L.P.	Infrastructure Assets	05/23/2024	3,918,411	4,814,910	*
Total Europe			$22,031,035	$23,847,595

North America - 8.5% of NAV
Buckeye Co-Invest II, LP	Infrastructure Assets	07/26/2024	$4,145,769	$4,440,773
ECP V (California Co-Invest), LP	Infrastructure Assets	05/26/2024	6,072,265	6,014,832	*
KKR Dino Co-Invest L.P.	Infrastructure Assets	03/26/2025	15,743,290	16,926,494	*
Sandbrook rPlus Co-Invest II LP	Infrastructure Assets	05/21/2024	2,512,136	3,105,829	*,5
Stonepeak Ace (Co-Invest) Holdings (CYM) LP	Infrastructure Assets	04/26/2024	3,983,652	4,445,679	*,5
Verrus, LLC ($13,000,000 principal amount, 12.00%, 04/14/2028)	Infrastructure Assets	04/14/2025	12,388,681	12,388,681	6
Total North America			$44,845,793	$47,322,288
Total Non-Controlled/Non-Affiliated Co-Investments			$66,876,828	$71,169,883

Primary Investments - Non-Controlled/Non-Affiliated - 6.2% of NAV					1,2,3,4
Europe - 4.0% of NAV
MML Keystone SCSp	Infrastructure Assets	09/24/2024	$12,541,321	$21,995,419	5
Total Europe			$12,541,321	$21,995,419

North America - 2.2% of NAV
Blue Road Capital PV II, L.P.	Infrastructure Assets	08/26/2024	$9,623,889	$12,312,781	*,5
Total North America			$9,623,889	$12,312,781
Total Non-Controlled/Non-Affiliated Primary Investments			$22,165,210	$34,308,200

Secondary Investments - Non-Controlled/Non-Affiliated - 42.9% of NAV					1,2,3,4
Europe - 22.2% of NAV
Antin Infrastructure Partners II LP	Infrastructure Assets	10/02/2023	$522,404	$870	*,7
ARDIAN Infrastructure Fund IV S.C.A., SICAR	Infrastructure Assets	10/04/2024	5,317,275	5,815,494	*,5
ARDIAN Infrastructure Fund V S.C.A., SICAR	Infrastructure Assets	10/04/2024	4,238,110	5,152,266	*,5
Compass European Infrastructure SCSp	Infrastructure Assets	11/03/2023	4,473,784	5,653,362	5
Daiwa ICP Infrastructure Investments 2 L.P.	Infrastructure Assets	09/12/2024	4,971,938	5,394,809
DIF Core Infrastructure Fund II SCSp	Infrastructure Assets	09/30/2024	5,021,359	5,872,539	*,5
DIF Infrastructure VI SCSp	Infrastructure Assets	09/30/2024	4,333,134	5,201,477	*,5
EQT Infrastructure Fund II (No.1) SCSp	Infrastructure Assets	11/08/2023	229,725	175,206	*,5
EQT Infrastructure Fund III (No.1) SCSp	Infrastructure Assets	11/08/2023	233,563	410,005	*,5
EQT Infrastructure IV (No.2) USD SCSp	Infrastructure Assets	10/10/2023	7,200,334	9,174,708	*,5,8
EQT Infrastructure V (No.1) EUR SCSp	Infrastructure Assets	07/05/2024	26,647,588	30,934,361	*,5
GIP Pegasus Fund, L.P.	Infrastructure Assets	08/20/2024	5,260,943	5,435,372	*
iCON Infrastructure Partners III, L.P.	Infrastructure Assets	09/29/2023	3,116,468	2,055,912	*,5,8
InfraVia European Fund III FPCI	Infrastructure Assets	09/30/2024	3,279,112	4,301,255	*,5
InfraVia European Fund III SCSp	Infrastructure Assets	09/30/2023	3,354,928	5,475,286	*,5,7

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Europe (continued)
InfraVia European Fund IV FPCI	Infrastructure Assets	10/02/2024	$3,835,729	$4,618,880	*,5
InfraVia European Fund V FPCI	Infrastructure Assets	10/02/2024	5,302,323	6,069,099	5
Macquarie European Infrastructure Fund 6 SCSp	Infrastructure Assets	10/01/2024	8,196,290	8,863,153
NIC Battery Acquisition LP	Infrastructure Assets	10/16/2024	3,338,433	5,140,471	*,5
Pan-European Infrastructure II, S.C.S.	Infrastructure Assets	10/03/2024	2,245,778	3,182,193	*,5
Pan-European Infrastructure III, SCSp	Infrastructure Assets	10/03/2024	4,229,488	4,606,602	5
Total Europe			$105,348,706	$123,533,320

North America - 20.7% of NAV
Brookfield Americas Infrastructure Fund, L.P.	Infrastructure Assets	09/29/2023	$120,059	$178,455	5,9
Brookfield Infrastructure Fund III-A, L.P.	Infrastructure Assets	09/29/2023	1,564,861	1,911,122	5,9
Brookfield Infrastructure Fund IV (ER) SCSP	Infrastructure Assets	12/31/2023	4,074,041	4,409,717	5,9
Global Energy & Power Infrastructure Fund II, L.P.	Infrastructure Assets	10/05/2023	1,138,278	1,076,163	*,5,10
Global Infrastructure Partners III-C, L.P.	Infrastructure Assets	09/29/2023	2,592,879	3,275,814	5,9
Global Infrastructure Partners IV-C, L.P.	Infrastructure Assets	06/30/2025	32,879,388	34,158,781	*,5
InstarAGF Essential Infrastructure Fund LP	Infrastructure Assets	09/30/2024	2,057,711	2,812,108	*,5
KKR Global Infrastructure Investors II (EEA) L.P.	Infrastructure Assets	01/01/2024	212,295	456,467	*,5,8
KKR Global Infrastructure Investors III EEA (EUR) SCSp	Infrastructure Assets	04/01/2024	7,915,232	9,129,742	5,8
KKR Global Infrastructure Investors IV (EUR) SCSp	Infrastructure Assets	10/01/2024	9,100,445	11,155,509	5
KKR Global Infrastructure Investors IV (USD) SCSp	Infrastructure Assets	07/01/2024	25,778,513	30,342,701	5
Oak Hill Digital Opportunities Partners (TE 892), L.P.	Infrastructure Assets	07/19/2024	5,764,681	6,318,233	*,5
Stonepeak Infrastructure Fund II LP	Infrastructure Assets	10/02/2023	364,125	227,550	5,10
Stonepeak Infrastructure Fund LP	Infrastructure Assets	10/02/2023	1,248,982	777,914	*,5,10
Strategic Value Spurs A, L.P.	Infrastructure Assets	12/13/2024	8,424,750	9,122,485	*,5
Total North America			$103,236,240	$115,352,761
Total Non-Controlled/Non-Affiliated Secondary Investments			$208,584,946	$238,886,081
Total Non-Controlled/Non-Affiliated Investments, excluding Short-Term Investments			$297,626,984	$344,364,164

Short-Term Investments - Non-Controlled/Non-Affiliated - 14.5% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 4.23% (81,262,419 shares)	Money Market	N/A	$81,262,419	$81,262,419	11, 12
Total Non-Controlled/Non-Affiliated Short-Term Investments			$81,262,419	$81,262,419
Total Non-Controlled/Non-Affiliated Investments - 76.4% of NAV			$378,889,403	$425,626,583

Cash Equivalents - 14.4% of NAV
UMB Bank Money Market Special II — 4.19% ($80,507,616 principal)	Money Market	N/A	$80,507,616	$80,507,616	12
Total Cash Equivalents			$80,507,616	$80,507,616
Other assets in excess of liabilities - 9.2% of NAV				$51,253,768
Net Assets - 100.0% of NAV				$557,387,967

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms “shares” and “units” are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These funds are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment, Primary Investment, or Co-Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates).

5	Investment has been committed to but has not been fully funded.
6	The fair value of the investment was determined using significant unobservable inputs.
7	All or a portion of this security is held by STRUCTURE Cayman II LLC.
8	All or a portion of this security is held by STRUCTURE Cayman III LLC.
9	All or a portion of this security is held by STRUCTURE Cayman IV LLC.
10	All or a portion of this security is held by STRUCTURE Cayman LLC.
11	The audited financial statements of the investment can be found at sec.gov.
12	The rate reported is the 7-day effective yield at the period end.